UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10401


Trust for Professional Managers
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-5384


Date of fiscal year end: November 30


Date of reporting period: June 30, 2011


Smead Value Fund - Insitutional Class Shares S000020215   C000080576
Smead Value Fund - Inestor Class Shares                   C000056584



Item 1. Proxy Voting Record.

Issuer Name:  Legg Mason Inc.
Ticker: LM
Cusip:  524901105
Meeting Date:  7/27/10
Matter Voted:  Directors, amendment of the Incentive plan, ratify appointment of PWC, executive incentive comp plan, independent chairman Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Microsoft Corporation
Ticker:  MSFT
Cusip:  594918104
Meeting Date:  11/16/2010
Matter Voted: Election of Directors, ratification of auditor, establish Committee on environments sustainability
Proposed by:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Walgreens
Ticker: WAG
Cusip:  931422109
Meeting Date:  01/12/2011
Matter Voted: Ratify Deloitte & Touche, Directors, revise the purpose clause, eliminate supermajority vote requirements, eliminate the fair Price charter provision, change vote required to call special shareholder meeting, grants to Sr. Exec should be performance-based. Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Accenture PLC
Ticker:  ACN
Cusip:  G1151C101
Meeting Date:  02/03/2011
Matter Voted: Acceptance of 15mo financial stmt, re-appointment
Of directors, ratification of KPMG as auditor, compensation of exec officers, frequency of shareholder votes on exec compensation, location of 2012 annual mtg, open-market purchases, price range Accenture can re-issue share it acquires as treasury stock.
Proposed By:  Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Franklin Resources, Inc.
Ticker:  BEN
Cusip:  354613101
Meeting Date: 03/15/2011
Matter Voted:  Directors, Ratify Accting firm, approve Universal
Stock incentive plan, frequency of voting on exec comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Starbucks Corporation
Ticker:  SBUX
Cusip:  855244109
Meeting Date:  03/23/2011
Matter Voted:  Directors, Ratify Deloitte & Touche, approve
Advisory resolution of exec comp, frequency for voting on exec
Comp, approve of revised performance criteria, approval of long-
Term incentive plan, recycle strategy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Disney
Ticker:  DIS
Cusip:  254687106
Meeting Date:  3/23/2011
Matter Voted:  Directors, approve PWC, Stock Incentive Plan,
Exec comp, frequency on voting for exec comp, performance
Tests for restricted stock units.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Hewlett-Packard Company
Ticker:  HPQ
Cusip:  428236103
Meeting Date:  03/23/2011
Matter Voted:  Directors, Ratify accounting firm, advisory vote
On exec comp, frequency of voting on exec comp, approval
Of stock purchase plan, extend terms of Pay-for-Results Plan
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  AFLAC Incorporated
Ticker:  AFL
Cusip:  001055102
Meeting Date:  05/02/2011
Matter Voted: comp of exec officers, frequency of voting
For exec comp, ratify KPMG
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  Bank of New York Mellon Corporation
Ticker:  BK
Cusip:  064058100
Meeting Date:  4/12/11
Matter Voted:  election of directors, 2010 exec comp,
Frequency of voting on exec comp, long-term incentive plan,
Exec incentive comp plan, ratify KPMG, cumulative voting
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Berkshire Hathaway Inc.
Ticker:  BRKB
Cusip:  084670702
Meeting Date: 05/01/2010
Matter Voted:  Directors, exec comp, frequency of voting
On exec comp, goals for reduction of greenhouse gas
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Johnson & Johnson
Ticker: JNJ
Cusip:  478160104
Meeting Date:  04/28/2011
Matter Voted:  Directors, Ratify PWC, exec comp, frequency of
Voting on exec comp, pharmaceutical price restraint, equal employment Opportunity policy, non-animal methods of training
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management


Issuer Name: Abbott Laboratories
Ticker: ABT
Cusip:  022824100
Meeting Date: 04/29/2011
Matter Voted:  directors, approval of accounting firm, exec comp,
Frequency of voting on exec comp, pharmaceutical pricing
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  Amgen Inc.
Ticker:  AMGN
Cusip:  031162100
Meeting Date: 05/12/2010
Matter Voted:  Directors, ratify Ernest & Young, exec comp,
Frequency of voting on exec comp, Shareholder Action by
Written consent.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Bristol-Myers Squibb Co
Ticker:  BMY
Cusip:  110122108
Meeting Date: 05/03/2011
Matter Voted:  Directors, ratify appointment of CPA, comp
For exec officers, frequency of voting for exec comp, exec
Comp disclosure, action by written consent, pharmaceutical
price restraint
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Ebay Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date: 04/28/2011
Matter Voted:  Directors, ratify PWC LLP, comp for exec officers,
Frequency of voting on exec comp, supermajority stockholders
Voting standards
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Gannett Co, Inc.
Ticker:  GCI
Cusip:  364730101
Meeting Date: 05/03/2011
Matter Voted:  Directors, ratify Ernst & Young, exec comp,
Frequency of voting on exec comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  Goldman Sachs Group, Inc.
Ticker:  GS
Cusip:  381410104
Meeting Date: 05/06/2011
Matter Voted:  Directors, ratify PWC LLP, exec compensation,
Frequency of Say on Pay, cumulative voting, special shareowner mtgs, Exec comp & long-term performance, Sr. exec comp, climate change
Risk disclosure, political contr
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Nordstrom, Inc.
Ticker:  JWN
Cusip:  655664100
Meeting Date: 03/11/2011
Matter Voted:  Directors, ratify accounting firm, employee
Stock purchase plan, exec comp, frequency of voting on exec
comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Mylan Inc.
Ticker:  MYL
Cusip:  628530107
Meeting Date: 05/06/2011
Matter Voted: Directors, ratify Deloitte & Touche LLP, exec comp, Frequency of voting on exec comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Pfizer Inc.
Ticker: PFE
Cusip:  717081103
Meeting Date: 04/28/2011
Matter Voted: Directors, ratify CPA firm, executive compensation
Frequency of voting on exec comp, publication of political contri, Public policy initiatives, pharmaceutical price restraints, action by Written consent, special shareholder mtgs, animal research
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For management


Issuer Name:  Wells Fargo & Company
Ticker:  WFC
Cusip:  949746101
Meeting Date: 05/03/2011
Matter Voted:   directors, exec comp, frequency for voting on
Exec comp, ratify KPMG, all holders of 10% of the co. to call Special shareholder mtgs, cumulative voting in contested director Elections, require independent chairman, advisory vote on Director comp, investigation and report on internal controls for Mortgage servicing operations
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Cabelas Inc.
Ticker:  CAB
Cusip:  126804301
Meeting Date:  06/08/2011
Matter Voted:  Directors, ratify CPA firm, exec comp, frequency
Of voting on exec comp, eliminate supermajority voting, eliminate
Nonvoting common stock
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Home Depot, Inc.
Ticker:  HD
Cusip:  437076102
Meeting Date: 06/02/2011
Matter Voted:  Directors, ratify KPMG, exec comp, frequency of
Voting for exec comp, shareholder ability to act by written consent, Cumulative voting, special shareholder meetings, employment
Diversity report, electioneering policies and contributions
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Wal-Mart Stores, Inc.
Ticker:  WMT
Cusip:  931142103
Meeting Date: 06/03/2011
Matter Voted:  Directors, Ratify acctg firm, exec comp, frequency
Of voting on exec comp, gender identity non-discrimination policy, Political contribution report, special shareholder mtgs, publish
Annual sustainable report, climate change risk disclosure.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Legg Mason Inc.
Ticker: LM
Cusip:  524901105
Meeting Date:  07/26/2011
Matter Voted:  Directors, approval of 1996 equity incentive plan,
Annual election of directors, exec comp, frequency of voting on
Exec comp, ratify PWC.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management






SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Trust for Professional Managers


By (Signature and Title)  _____________________________________
			Joseph C. Neuberger
			President, Trust for Professional Managers


Dated:  August 17, 2011